INCOME TAXES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
NOL Carryover	$ 5,135,000	$ 4,338,000
Valuation allowance	(5,135,000)	(4,338,000)
Net deferred tax asset	$ 0	$ 0